Submission	Aug. 22, 2024
Submission [Line Items]
Central Index Key	0000708821
Registrant Name	PAR TECHNOLOGY CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES